Operating Leases of Lessor Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Operating Leases of Lessor Disclosure [Text Block]

8. Investment in Operating Leases, Net

Investments in operating leases were as follows.

December 31, ($ in millions)	2013	2012
Vehicles and other equipment	$21,125	$16,009
Accumulated depreciation	(3,445)	(2,459)

Investment in operating leases, net	$17,680	$13,550

Depreciation expense on operating lease assets includes remarketing gains and losses recognized on the sale of operating lease assets. The following summarizes the components of depreciation expense on operating lease assets.

Year ended December 31, ($ in millions)	2013	2012	2011
Depreciation expense on operating lease assets (excluding remarketing gains)	$2,327	$1,515	$1,158
Remarketing gains	(332)	(116)	(217)

Depreciation expense on operating lease assets	$1,995	$1,399	$941

The following table presents the future lease nonresidual rental payments due from customers for equipment on operating leases.

Year ended December 31, ($ in millions)
2014	$2,942
2015	1,890
2016	733
2017	22
2018 and after	—

Total	$5,587